CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIENCY - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Beginning Balance	$ (2,652,421)	$ 196,344,677
Beginning Balance, Shares	19,837,642
Attributable to minority shareholders	$ (52,019)	0
Net loss	(2,863,113)	(216,505,881)
Foreign currency translation adjustment	187,029	17,508,783
Investment in new subsidiaries	(63,397)
Ending Balance	$ (5,391,902)	$ (2,652,421)
Ending Balance, Shares	19,837,642	19,837,642
Common Stock
Beginning Balance	$ 1,984	$ 1,984
Beginning Balance, Shares	19,837,642	19,837,642
Net loss	$ 0	$ 0
Foreign currency translation adjustment	0	0
Investment in new subsidiaries	0
Ending Balance	$ 1,984	$ 1,984
Ending Balance, Shares	19,837,642	19,837,642
Additional Paid-in Capital
Beginning Balance	$ 211,934,432	$ 211,934,432
Net loss	0	0
Foreign currency translation adjustment	0	0
Investment in new subsidiaries	0
Ending Balance	211,934,432	211,934,432
Accumulated other Comprehensive Losses
Beginning Balance	(12,327,253)	(29,836,036)
Net loss	0	0
Foreign currency translation adjustment	183,248	17,508,783
Investment in new subsidiaries	0
Ending Balance	(12,144,005)	(12,327,253)
Statutory Reserve
Beginning Balance	4,687,085	4,687,085
Net loss	0	0
Foreign currency translation adjustment	0	0
Investment in new subsidiaries	0
Ending Balance	4,687,085	4,687,085
Retained Earnings/(Accumulated Losses)
Beginning Balance	(206,948,669)	9,557,212
Net loss	(2,811,094)	(216,505,881)
Foreign currency translation adjustment	0	0
Investment in new subsidiaries	0
Ending Balance	(209,759,763)	$ (206,948,669)
Noncontrolling Interest
Net loss	(52,019)
Foreign currency translation adjustment	3,781
Investment in new subsidiaries	(63,397)
Ending Balance	$ (111,635)